Goldman Sachs Global Infrastructure Fund
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.6%
Australia – 3.1%
327,606 Transurban Group
(Transportation) $ 2,959,949
Canada – 14.3%
179,056 Enbridge, Inc. (Energy) 7,273,716
9,286 Fortis, Inc. (Utilities) 421,919
42,892 Hydro One Ltd. (Utilities)
(a)
1,486,766
61,699 Pembina Pipeline Corp.
(Energy) 2,543,324
45,776 TC Energy Corp. (Energy) 2,176,006
13,901,731
China – 1.3%
113,200 ENN Energy Holdings Ltd.
(Utilities) 850,378
446,000 Jiangsu Expressway Co. Ltd.,
Class H (Transportation) 450,555
1,300,933
France – 6.9%
50,888 Engie SA (Utilities) 879,966
14,685 Veolia Environnement SA
(Utilities) 483,479
45,572 Vinci SA (Capital Goods) 5,327,216
6,690,661
Germany – 0.7%
12,186 Fraport AG Frankfurt
Airport Services Worldwide
(Transportation)* 679,910
Italy – 2.5%
160,461 Enav SpA (Transportation)
(a)
711,977
337,769 Snam SpA (Utilities) 1,720,511
2,432,488
Japan – 0.4%
19,200 Osaka Gas Co. Ltd. (Utilities) 433,001
Mexico – 1.1%
60,630 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Transportation) 1,050,817
Spain – 4.6%
7,669 Aena SME SA
(Transportation)
(a)
1,684,693
67,958 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
2,755,209
4,439,902
United Kingdom – 8.4%
477,786 National Grid PLC (Utilities) 6,604,441
42,876 Severn Trent PLC (Utilities) 1,517,961
8,122,402
United States – 54.3%
33,826 AES Corp. (The) (Utilities) 678,550
7,178 Ameren Corp. (Utilities) 627,788
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
32,989 American Tower Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) $ 7,671,922
8,583 American Water Works Co., Inc.
(Utilities) 1,255,178
13,363 Atmos Energy Corp. (Utilities) 1,853,582
61,733 CenterPoint Energy, Inc.
(Utilities) 1,816,185
21,193 Cheniere Energy, Inc. (Energy) 3,811,349
8,667 CMS Energy Corp. (Utilities) 612,150
8,937 Consolidated Edison, Inc.
(Utilities) 930,610
12,299 Crown Castle, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,459,030
24,080 DT Midstream, Inc. (Energy) 1,894,133
6,749 Edison International (Utilities) 587,770
28,947 Eversource Energy (Utilities) 1,969,843
40,850 Exelon Corp. (Utilities) 1,656,467
52,256 Ferrovial SE (Capital Goods) 2,245,810
52,729 Kinder Morgan, Inc. (Energy) 1,164,784
12,278 Kodiak Gas Services, Inc.
(Energy) 356,062
12,247 NextEra Energy, Inc. (Utilities) 1,035,239
44,718 NiSource, Inc. (Utilities) 1,549,479
22,558 ONEOK, Inc. (Energy) 2,055,710
170,024 PG&E Corp. (Utilities) 3,361,374
4,390 Prologis, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 554,369
11,128 SBA Communications Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 2,678,510
47,765 Sempra (Utilities) 3,994,587
21,530 Targa Resources Corp. (Energy) 3,186,655
58,223 Williams Cos., Inc. (The)
(Energy) 2,657,880
14,113 Xcel Energy, Inc. (Utilities) 921,579
52,586,595
TOTAL COMMON STOCKS
(Cost $64,266,388)
94,598,389
Shares Dividend Rate Value
aa a
Investment Company – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
663,106 4.854% 663,106
(Cost $663,106)
TOTAL INVESTMENTS – 98.3%
(Cost $64,929,494)
$ 95,261,495
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
1,631,021
NET ASSETS – 100.0%
$ 96,892,516
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Goldman Sachs Global Infrastructure Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
**End swaps header**
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Utilities 39.1%
Energy 28.4
Industrials 15.9
Real Estate 13.0
Communication Services 2.9
Investment Company 0.7
TOTAL INVESTMENTS
100.0%

Goldman Sachs Global Real Estate Securities Fund
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.4%
Australia – 5.2%
71,402 Dexus REIT (Equity Real Estate
Investment Trusts (REITs)) $ 372,552
62,199 Goodman Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,586,636
140,608 Stockland REIT (Equity Real
Estate Investment Trusts
(REITs)) 507,152
487,010 Vicinity Ltd. REIT (Equity
Real Estate Investment Trusts
(REITs)) 742,025
3,208,365
Canada – 2.3%
43,635 Dream Industrial Real Estate
Investment Trust REIT (Equity
Real Estate Investment Trusts
(REITs)) 465,887
46,115 InterRent Real Estate
Investment Trust REIT (Equity
Real Estate Investment Trusts
(REITs)) 433,037
34,809 RioCan Real Estate Investment
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 524,535
1,423,459
France – 1.3%
6,795 Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 782,373
Germany – 3.3%
7,150 Instone Real Estate Group SE
(Real Estate Management &
Development)
(a)
76,088
6,972 LEG Immobilien SE (Real
Estate Management &
Development) 729,925
33,477 Vonovia SE (Real Estate
Management & Development) 1,222,131
2,028,144
Hong Kong – 2.7%
99,900 Link REIT (Equity Real Estate
Investment Trusts (REITs)) 498,027
106,500 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 1,153,912
1,651,939
Japan – 8.6%
1,617 Invincible Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 700,319
868 Japan Metropolitan Fund Invest
REIT (Equity Real Estate
Investment Trusts (REITs)) 582,708
152 Japan Real Estate Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 604,291
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
516 KDX Realty Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) $ 543,696
127,400 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 1,200,472
360 Nippon Prologis REIT, Inc.
REIT (Equity Real Estate
Investment Trusts (REITs)) 616,657
30,600 Sumitomo Realty &
Development Co. Ltd. (Real
Estate Management &
Development) 1,035,826
5,283,969
Netherlands – 0.8%
25,456 CTP NV (Real Estate
Management & Development)
(a)
464,636
Singapore – 2.7%
280,900 CapitaLand Ascendas REIT
(Equity Real Estate Investment
Trusts (REITs)) 622,020
690,100 Capitaland India Trust (Real
Estate Management &
Development) 622,250
852,609 Lendlease Global Commercial
REIT (Equity Real Estate
Investment Trusts (REITs)) 400,948
1,645,218
Spain – 1.0%
15,331 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
621,562
Sweden – 1.1%
44,566 Castellum AB (Real Estate
Management & Development)* 653,370
United Kingdom – 5.7%
34,838 Big Yellow Group PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 590,592
17,903 Derwent London PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 574,929
89,356 Segro PLC REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,047,297
292,942 Shaftesbury Capital PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 577,864
55,249 UNITE Group PLC (The) REIT
(Equity Real Estate Investment
Trusts (REITs)) 695,816
3,486,498

Goldman Sachs Global Real Estate Securities Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – 63.7%
8,328 Alexandria Real Estate Equities,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) $ 988,950
22,761 American Homes 4 Rent, Class
A REIT (Equity Real Estate
Investment Trusts (REITs)) 873,795
2,660 American Tower Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 618,610
25,150 Americold Realty Trust, Inc.
REIT (Equity Real Estate
Investment Trusts (REITs)) 710,991
7,819 AvalonBay Communities,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 1,761,230
10,936 BXP, Inc. REIT (Equity Real
Estate Investment Trusts
(REITs)) 879,911
17,925 Cousins Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 528,429
6,118 Digital Realty Trust, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 990,076
3,959 EastGroup Properties, Inc.
REIT (Equity Real Estate
Investment Trusts (REITs)) 739,620
3,879 Equinix, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,443,117
16,933 Equity LifeStyle Properties,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 1,208,000
7,351 Equity Residential REIT
(Equity Real Estate Investment
Trusts (REITs)) 547,355
3,441 Essex Property Trust, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,016,540
8,895 Extra Space Storage, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,602,790
7,338 Federal Realty Investment
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 843,650
1,619 Hilton Worldwide Holdings,
Inc. (Consumer Services) 373,179
39,247 Invitation Homes, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,383,849
1,294 Jones Lang LaSalle, Inc.
(Real Estate Management &
Development)* 349,134
13,073 Kilroy Realty Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 505,925
48,348 Kimco Realty Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,122,641
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
35,309 Prologis, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) $ 4,458,821
3,998 Public Storage REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,454,752
17,267 Realty Income Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,095,073
14,274 Regency Centers Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,031,011
16,099 Rexford Industrial Realty,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 809,941
6,422 Ryman Hospitality Properties,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 688,695
2,749 SBA Communications Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 661,684
7,353 Simon Property Group, Inc.
REIT (Equity Real Estate
Investment Trusts (REITs)) 1,242,804
2,266 Sun Communities, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 306,250
22,998 UDR, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,042,729
19,900 Ventas, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,276,187
49,234 VICI Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,639,985
22,860 Welltower, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 2,926,766
39,122,490
TOTAL COMMON STOCKS
(Cost $43,900,285)
60,372,023

Goldman Sachs Global Real Estate Securities Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
450,768 4.854% $ 450,768
(Cost $450,768)
TOTAL INVESTMENTS – 99.1%
(Cost $44,351,053)
$ 60,822,791
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
580,231
NET ASSETS – 100.0%
$ 61,403,022
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Real Estate 97.7%
Communication Services 1.0
Investment Company 0.7
Consumer Discretionary 0.6
TOTAL INVESTMENTS
100.0%

Goldman Sachs Real Estate Securities Fund
Schedule of Investments
September 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.9%
Health Care REITs – 14.6%
20,824 Alexandria Real Estate Equities,
Inc. REIT $ 2,472,850
27,962 Healthpeak Properties, Inc. REIT 639,491
50,860 Ventas, Inc. REIT 3,261,652
59,595 Welltower, Inc. REIT 7,629,948
14,003,941
Hotel & Resort REITs – 1.7%
15,521 Ryman Hospitality Properties,
Inc. REIT 1,664,472
Hotels, Restaurants & Leisure – 0.7%
3,018 Hilton Worldwide Holdings, Inc. 695,649
Industrial REITs – 17.1%
31,650 Americold Realty Trust, Inc.
REIT 894,745
8,530 EastGroup Properties, Inc. REIT 1,593,575
97,770 Prologis, Inc. REIT 12,346,396
32,779 Rexford Industrial Realty, Inc.
REIT 1,649,111
16,483,827
Office REITs – 4.5%
25,884 BXP, Inc. REIT 2,082,627
41,072 Cousins Properties, Inc. REIT 1,210,803
23,958 Kilroy Realty Corp. REIT 927,175
4,220,605
Real Estate Management & Development – 0.7%
2,494 Jones Lang LaSalle, Inc.* 672,906
Residential REITs – 20.1%
50,217 American Homes 4 Rent, Class
A REIT 1,927,831
20,762 AvalonBay Communities, Inc.
REIT 4,676,640
4,006 Camden Property Trust REIT 494,861
33,539 Equity LifeStyle Properties, Inc.
REIT 2,392,672
20,946 Equity Residential REIT 1,559,639
7,646 Essex Property Trust, Inc. REIT 2,258,781
86,479 Invitation Homes, Inc. REIT 3,049,249
6,304 Sun Communities, Inc. REIT 851,986
47,228 UDR, Inc. REIT 2,141,317
19,352,976
Retail REITs – 11.3%
17,123 Federal Realty Investment Trust
REIT 1,968,631
96,236 Kimco Realty Corp. REIT 2,234,600
32,345 Regency Centers Corp. REIT 2,336,279
26,113 Simon Property Group, Inc.
REIT 4,413,619
10,953,129
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – 28.2%
3,096 American Tower Corp. REIT $ 720,006
22,877 Digital Realty Trust, Inc. REIT 3,702,185
10,611 Equinix, Inc. REIT 9,418,642
26,020 Extra Space Storage, Inc. REIT 4,688,544
16,735 Public Storage REIT 6,089,364
4,774 SBA Communications Corp.
REIT 1,149,102
44,257 VICI Properties, Inc. REIT 1,474,201
27,242,044
TOTAL COMMON STOCKS
(Cost $53,378,808)
95,289,549
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
273,675 4.854% 273,675
(Cost $273,675)
TOTAL INVESTMENTS – 99.2%
(Cost $53,652,483)
$ 95,563,224
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
799,848
NET ASSETS – 100.0%
$ 96,363,072
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
September 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
September 30, 2024:
(a)
Global Infrastructure Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 1,733,934 $ —
Europe — 22,365,363 —
North America 65,293,333 2,245,810 —
Oceania — 2,959,949 —
Investment Company 663,106 — —
Total
$ 65,956,439 $ 29,305,056 $ —
€ 1.00 € 1.00 € 1.00
(a)
Global Real Estate Securities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 8,581,126 $ —
Europe 1,241,609 6,794,974 —
North America 40,545,949 — —
Oceania — 3,208,365 —
Investment Company 450,768 — —
Total
$ 42,238,326 $ 18,584,465 $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Real Estate Securities Fund may lend its securities through a securities lending agent, the Bank of
New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange
Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the
Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Global Real Estate Securities and Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to
0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’
loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds, GSAL, and BNYM received compensation relating to the lending of the Funds’ securities.
Real Estate Securities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 95,289,549 $ — $ —
Investment Company 273,675 — —
Total
$ 95,563,224 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-
paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Non-Diversification Risk — The Global Infrastructure and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a
Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)